CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($)	Capital stock [Member]	Commitment to issue shares [Member]	Share-based payments [Member]	Accumulated other comprehensive gain (loss) [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2015	$ 117,000,052	$ 139,138	$ 10,362,229	$ 10,125,295	$ (94,305,878)	$ 43,320,836
Beginning Balance (Shares) at Dec. 31, 2015						73,534,710
Statements Line Items
Shares issued for acquisition of a royalty interest	145,000					$ 145,000
Shares issued for acquisition of a royalty interest (Shares)						250,000
Shares issued as incentive stock grants	166,600	(166,600)
Shares issued as incentive stock grants (Shares)						140,000
Shares issued from exercise of options	127,800					$ 127,800
Shares issued for exercise of options (Shares)						165,000
Equity investment share-based payments			366,800			$ 366,800
Commitment to issue shares		27,462	943,334			970,796
Reclassification of fair value of options exercised	65,133		(65,133)
Foreign currency translation adjustment				(862,335)		(862,335)
Change in fair value of financial instruments				88,515		88,515
Permanent loss on financial instruments				697,675		697,675
Income (Loss) for the year					(2,683,482)	(2,683,482)
Ending Balance at Dec. 31, 2016	117,504,585		11,607,230	10,049,150	(96,989,360)	$ 42,171,605
Ending Balance (Shares) at Dec. 31, 2016						74,089,710
Statements Line Items
Share - based payments	358,490	23,825	1,033,324			$ 1,415,639
Share - based payments (Shares)						313,873
Shares issued from exercise of options	85,700					$ 85,700
Shares issued for exercise of options (Shares)						75,000
Shares issued for private placement	6,200,000		800,000			$ 7,000,000
Shares issued for private placement (Shares)						5,000,000
Finder's fees in units	305,789		39,457			$ 345,246
Finder's fees in units (Shares)						246,604
Share issuance costs in units	(345,246)					$ (345,246)
Share issuance costs in cash	(92,772)					(92,772)
Reclass of reserves on exercise of options	45,545		(45,545)
Foreign currency translation adjustment				(1,424,814)		(1,424,814)
Change in fair value of financial instruments				609,733		609,733
Income (Loss) for the year					(7,393,384)	(7,393,384)
Ending Balance at Dec. 31, 2017	124,062,091	23,825	13,434,466	9,234,069	(104,382,744)	$ 42,371,707
Ending Balance (Shares) at Dec. 31, 2017						79,725,187
Statements Line Items
Adoption of IFRS 9				(740,685)	740,685
Shares issued pursuant to a loan agreement	602,487					$ 602,487
Shares issued pursuant to a loan agreement (shares)						381,321
Share - based payments	290,277	$ (23,825)	1,572,242			$ 1,838,694
Share - based payments (Shares)						226,047
Shares issued from exercise of options	186,100					$ 186,100
Shares issued for exercise of options (Shares)						192,500
Reclass of reserves on exercise of options	90,254		(90,254)
Reclass of reserves for options forfeited			(17,970)			$ (17,970)
Equity investment share-based payments			246,718			246,718
Foreign currency translation adjustment				1,208,463		1,208,463
Change in fair value of financial instruments				(49,108)		(49,108)
Income (Loss) for the year					62,117,601	62,117,601
Ending Balance at Dec. 31, 2018	$ 125,231,209		$ 15,145,202	$ 9,652,739	$ (41,524,458)	$ 108,504,692
Ending Balance (Shares) at Dec. 31, 2018						80,525,055